Unaudited Condensed Consolidated Statement of Operations ¥ in Thousands, $ in Thousands	6 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Income Statement [Abstract]
Net revenues			¥ 1,616,435
Cost of revenues			(1,018,954)
Gross profit			597,481
Operating expenses
Selling and marketing			(459,742)
General and administrative	(360,910)	(57,086)	(411,624)
Total operating expenses	(360,910)	(57,086)	(871,366)
Operating loss	(360,910)	(57,086)	(273,885)
Interest income	7	1	3,976
Interest expense	(11,032)	(1,745)	(53,543)
Other income			30,370
Other expense			(42,219)
Foreign exchange gain/(loss)	(19)	(3)	1,548
Loss before income tax provision	(371,954)	(58,833)	(333,753)
Income tax benefit			19,336
Loss before share of net loss from equity investees	(371,954)	(58,833)	(314,417)
Shared net loss from operating interest			(33,578)
Loss from Continuing operations	(371,954)	(58,833)	(347,995)
Discontinued Operations
Loss from discontinued operations	(742,879)	(116,218)
NET LOSS	(1,114,833)	(175,051)	(347,995)
Add: Net loss attributable to non-controlling interests	(45,987)	(7,273)	(16,445)
Net loss attributable to common shareholders of Meta Data Limited	¥ (1,068,846)	$ (167,778)	¥ (331,550)